Share capital and reserves	12 Months Ended
Dec. 31, 2022
Share capital and reserves [Abstract]
Share capital and reserves
15. Share capital and reserves

Share capital

Issued and fully paid shares:

	Number of outstanding shares	Share capital	Additional paid-in capital
		$’000	$’000
At January 1, 2020 (1)	70,000,000	801	—
Issuance of share capital - Series A preferred shares (i)	5,923,079	70	5,430
At December 31, 2020 (1)	75,923,079	871	5,430
Issuance of share capital - A Ordinary Shares (ii)	25,000	—	—
Issuance of share capital - Series B preferred shares (iii)	25,379,047	302	118,518
Share exchange (iv)	—	(160)	160
Redemption of A Ordinary Shares (v)	(25,000)	—	—
Share consolidation (vi)	(60,781,276)	—	—
Issue of share capital (vii)	11,499,999	288	167,340
At December 31, 2021	52,020,849	1,301	291,448
At December 31, 2022	52,020,849	1,301	291,448

(1)
Share information presented as of January 1, 2020 and December 31, 2020, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.

The authorized share capital of GH Research PLC is 40,000,000,000 ordinary shares of nominal value $0.025 each as of December 31, 2022.

(i)	Share issuance – Series A preferred shares

On November 2, 2020, GH Research Ireland Limited increased its share capital through the issuance of 5,384,617 Series A preferred shares with a nominal value of €0.01 (which were redesignated into 2,153,847 ordinary shares of GH Research PLC prior to the closing of the initial public offering). The proceeds of this issuance were $5 million. On December 22, 2020, a further increase of share capital was completed through the issuance of 538,462 Series A preferred shares (which were redesignated into 215,385 ordinary shares of GH Research PLC prior to the closing of the initial public offering) resulting in proceeds of $500 thousand.

(ii)	Incorporation of GH Research PLC

On March 29, 2021, GH Research PLC was incorporated with an authorized share capital of €25,000, divided into 25,000 A ordinary shares of nominal value €1.00 each. The sole subscriber to the incorporation constitution of GH Research PLC was Florian Schönharting who subscribed for 25,000 A ordinary shares of €1.00 each. The issuance and subsequent redemption is shown net within the issue of share capital.

(iii)	Share issuance – Series B preferred shares

On April 8, 2021, GH Research Ireland Limited issued 25,379,047 Series B preferred shares (which were redesignated into 10,151,618 ordinary shares of GH Research PLC prior to the closing of the initial public offering). The net proceeds of this issuance were $118.8 million, after deducting directly attributable transaction costs of $6.4 million.

(iv)	Share exchange

On May 27, 2021, as part of the corporate reorganization, all shareholders of GH Research Ireland Limited exchanged each of the shares held by them in GH Research Ireland Limited, which had a nominal value of €0.01, for shares of GH Research PLC of the same share classes with the same shareholders rights as the shares held by them in GH Research Ireland Limited, and as a result, GH Research Ireland Limited became a wholly-owned subsidiary of GH Research PLC.

GH Research PLC issued the following shares:

-	70,000,000 ordinary shares, nominal value $0.01 each;
-	5,923,079 Series A preferred shares, nominal value $0.01 each; and
-	25,379,047 Series B preferred shares, nominal value $0.01 each.

This resulted in a reduction in share capital and a corresponding increase in additional paid-in capital of $160 thousand.

(v)	Redemption of A Ordinary Shares

On June 24, 2021, GH Research PLC redeemed 25,000 A ordinary shares of €1.00 each at par and, following the redemption, cancelled the 25,000 A ordinary shares of €1.00 each. The redemption amount of €25,000 is included in “Other current liabilities” at December 31, 2021. The issuance and redemption is shown net within the issue of share capital.

(vi)	Conversion and share consolidation

On June 24, 2021, GH Research PLC (a) converted (i) 5,923,079 Series A preferred shares of nominal value $0.01 each into 5,923,079 ordinary shares of nominal value $0.01 each and (ii) 25,379,047 Series B preferred shares of nominal value $0.01 each into 25,379,047 ordinary shares of nominal value $0.01 each and (b) completed the 2.50-for-one share consolidation of the existing ordinary shares into an aggregate of 40,520,850 ordinary shares of nominal value $0.025 each.

(vii)	Share issuance – IPO

On June 29, 2021, GH Research PLC closed its IPO of 11,499,999 ordinary shares on the Nasdaq Global Market at $16.00 per share. The net proceeds of the IPO were $167.6 million, after deducting underwriting discounts and directly attributable transaction costs of $16.4 million.

Dividend

No dividends were declared or paid during the year (2021: $nil; 2020: $nil).

Reserves

Other reserve of $2.6 million as of December 31, 2022 (2021: $0.4 million) comprises amounts expensed in the consolidated statement of comprehensive income in connection with awards made under the Share Option Plan (see note 17, “Share-based compensation”) and fair value movement on marketable securities (see note 11, “Marketable securities”).

Foreign currency translation reserve of $13.0 million as of December 31, 2022 (2021: $5.9 million) consists of the cumulative currency translation adjustment in respect of GH Research Ireland Limited whose functional currency is euro. The translation adjustments arise from the retranslation of the profits of such operations from the average exchange rate for the year to the exchange rate at the statement of financial position date as well as the retranslation of the subsidiary’s applicable assets and liabilities.